Report of Votes of Stockholders

The annual meeting of stockholders was held on September 6, 2018. Stockholders voted to elect four Class I Directors to serve until the annual meeting of stockholders in 2021, or until their successors are elected and qualified. Class II Directors (which include Michael J. Cosgrove, Deborah C. McLean,
George W. Morriss and Tom D. Seip) and the Class III
Directors (which include Joseph V. Amato, Martha C. Goss,
James G. Stavridis and Candace L. Straight) continue to hold office until the annual meeting in 2019 and 2020, respectively.

To elect four Class I Directors to serve until the annual meeting of stockholders in 2021 or until their successors are elected and qualified.

NEW YORK FUND

Shares of Common and Preferred Stock

Robert Conti
Votes For 4,258,478
Votes Withheld 450,999
Abstentions -
Broker Non-Votes -

Marc Gary
Votes For 4,258,478
Votes Withheld 450,999
Abstentions -
Broker Non-Votes -

Michael M. Knetter
Votes For 4,274,399
Votes Withheld 435,078
Abstentions -
Broker Non-Votes -

Shares of Preferred Stock

Peter P. Trapp
Votes For 483
Votes Withheld -
Abstentions -
Broker Non-Votes -